Related Party Balances and Transactions - Schedule of Amount Due to Related Parties-current (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Amount due to related parties		$ 5,804	$ 8,117
Ordinary Shareholders [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]	5,775	5,862
Hunan Qindao Cultural Spread Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties			1,281
Alibaba Cloud Computing Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties			629
Shanghai Touch Future Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties			229
Taobao (China) Software Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties			$ 116
Others [Member]
Related Party Transaction [Line Items]
Amount due to related parties		$ 29

[1]	The amounts of $5,862 and $5,775 as of December 31, 2016 and 2017 primarily included the unpaid repurchase amount by the Group to its ordinary shareholders. Please refer to Note 11 for repurchase of ordinary shares.